American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2021

Small Company - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%
Aerospace and Defense — 0.2%
Axon Enterprise, Inc.(1)	3,482	495,906
Air Freight and Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.(1)	17,917	1,082,904
Airlines — 1.2%
Alaska Air Group, Inc.(1)	17,192	1,189,858
Hawaiian Holdings, Inc.(1)	30,923	824,717
Spirit Airlines, Inc.(1)	12,367	456,342
		2,470,917
Auto Components — 2.5%
American Axle & Manufacturing Holdings, Inc.(1)	36,038	348,127
Cooper-Standard Holdings, Inc.(1)	11,586	420,803
Dorman Products, Inc.(1)	10,014	1,027,837
LCI Industries	4,893	647,246
Modine Manufacturing Co.(1)	36,384	537,392
Patrick Industries, Inc.	12,287	1,044,395
Stoneridge, Inc.(1)	21,969	698,834
Tenneco, Inc., Class A(1)	63,182	677,311
		5,401,945
Banks — 6.3%
Bank of NT Butterfield & Son Ltd. (The)	29,310	1,120,228
Berkshire Hills Bancorp, Inc.	58,220	1,299,470
Cadence BanCorp	34,935	724,203
Cathay General Bancorp.	23,457	956,576
CIT Group, Inc.	9,265	477,240
Community Bank System, Inc.	14,801	1,135,533
First BanCorp	106,120	1,194,911
First Citizens BancShares, Inc., Class A	976	815,712
First Merchants Corp.	21,503	999,890
Independent Bank Group, Inc.	9,034	652,616
International Bancshares Corp.	7,751	359,801
Park National Corp.	3,053	394,753
Texas Capital Bancshares, Inc.(1)	16,055	1,138,621
United Bankshares, Inc.	8,047	310,453
United Community Banks, Inc.	22,665	773,330
Valley National Bancorp	78,533	1,079,043
		13,432,380
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	4,368	1,261,391
Biotechnology — 5.7%
Agenus, Inc.(1)	41,616	113,196
Blueprint Medicines Corp.(1)	14,532	1,412,946
CareDx, Inc.(1)	18,952	1,290,442
Dicerna Pharmaceuticals, Inc.(1)	30,170	771,447
Emergent BioSolutions, Inc.(1)	9,700	901,227
Esperion Therapeutics, Inc.(1)(2)	8,782	246,335
Exact Sciences Corp.(1)	1,712	225,607
Heron Therapeutics, Inc.(1)	13,969	226,437
Ironwood Pharmaceuticals, Inc.(1)	68,944	770,794

Mirati Therapeutics, Inc.(1)	1,420	243,246
Myriad Genetics, Inc.(1)	23,772	723,857
Natera, Inc.(1)	4,646	471,755
Novavax, Inc.(1)	4,563	827,318
Radius Health, Inc.(1)	44,052	918,925
Sangamo Therapeutics, Inc.(1)	17,707	221,869
Ultragenyx Pharmaceutical, Inc.(1)	5,723	651,621
Vanda Pharmaceuticals, Inc.(1)	51,909	779,673
Veracyte, Inc.(1)	7,182	386,032
Vericel Corp.(1)(2)	18,401	1,022,176
		12,204,903
Building Products — 2.8%
Advanced Drainage Systems, Inc.	18,332	1,895,345
Apogee Enterprises, Inc.	13,284	543,050
Builders FirstSource, Inc.(1)	13,746	637,402
Griffon Corp.	20,914	568,233
JELD-WEN Holding, Inc.(1)	5,865	162,402
Masonite International Corp.(1)	2,407	277,383
PGT Innovations, Inc.(1)	17,551	443,163
Quanex Building Products Corp.	16,894	443,130
Trex Co., Inc.(1)	9,775	894,803
		5,864,911
Capital Markets — 1.9%
Cohen & Steers, Inc.	8,320	543,546
Evercore, Inc., Class A	9,173	1,208,451
Hamilton Lane, Inc., Class A	6,246	553,146
Moelis & Co., Class A	10,647	584,307
Piper Sandler Cos.	3,066	336,187
PJT Partners, Inc., Class A	12,142	821,406
		4,047,043
Chemicals — 0.6%
Minerals Technologies, Inc.	8,709	655,962
Sensient Technologies Corp.	9,104	710,112
		1,366,074
Commercial Services and Supplies — 3.8%
ABM Industries, Inc.	30,903	1,576,362
Casella Waste Systems, Inc., Class A(1)	10,858	690,243
Cimpress plc(1)	8,182	819,264
Deluxe Corp.	11,795	494,918
Healthcare Services Group, Inc.	31,655	887,290
Herman Miller, Inc.	21,676	891,967
HNI Corp.	22,842	903,630
MSA Safety, Inc.	4,899	734,948
Steelcase, Inc., Class A	49,424	711,211
Viad Corp.(1)	10,319	430,818
		8,140,651
Communications Equipment — 1.1%
Calix, Inc.(1)	5,805	201,202
Extreme Networks, Inc.(1)	90,835	794,806
Lumentum Holdings, Inc.(1)	6,166	563,264
Plantronics, Inc.(1)	21,142	822,635
		2,381,907
Construction and Engineering — 0.7%
Comfort Systems USA, Inc.	4,019	300,501
MasTec, Inc.(1)	8,353	782,676

Tutor Perini Corp.(1)	22,234	421,334
		1,504,511
Construction Materials — 0.9%
Forterra, Inc.(1)	28,201	655,673
US Concrete, Inc.(1)	16,152	1,184,265
		1,839,938
Consumer Finance — 1.1%
Encore Capital Group, Inc.(1)	5,608	225,610
Green Dot Corp., Class A(1)	10,973	502,453
PROG Holdings, Inc.	37,868	1,639,306
		2,367,369
Distributors — 0.1%
Core-Mark Holding Co., Inc.	6,901	267,000
Diversified Consumer Services — 0.2%
WW International, Inc.(1)	10,786	337,386
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	10,669	733,601
ORBCOMM, Inc.(1)	74,632	569,442
		1,303,043
Electrical Equipment — 1.6%
Atkore, Inc.(1)	14,346	1,031,477
AZZ, Inc.	12,687	638,791
Plug Power, Inc.(1)	8,923	319,800
TPI Composites, Inc.(1)	9,815	553,861
Vicor Corp.(1)	9,305	791,204
		3,335,133
Electronic Equipment, Instruments and Components — 0.8%
OSI Systems, Inc.(1)	6,303	605,718
Sanmina Corp.(1)	7,931	328,185
SYNNEX Corp.	5,734	658,493
		1,592,396
Energy Equipment and Services — 2.0%
Archrock, Inc.	62,161	589,908
Cactus, Inc., Class A	14,496	443,867
ChampionX Corp.(1)	47,055	1,022,505
Liberty Oilfield Services, Inc., Class A(1)	32,522	367,173
NexTier Oilfield Solutions, Inc.(1)	117,162	435,843
Patterson-UTI Energy, Inc.	77,870	555,213
ProPetro Holding Corp.(1)	86,601	923,167
		4,337,676
Entertainment — 0.8%
Glu Mobile, Inc.(1)	20,182	251,871
World Wrestling Entertainment, Inc., Class A	26,637	1,445,324
		1,697,195
Equity Real Estate Investment Trusts (REITs) — 4.0%
American Assets Trust, Inc.	8,182	265,424
CareTrust REIT, Inc.	27,977	651,444
Colony Capital, Inc.(1)	75,331	488,145
EastGroup Properties, Inc.	6,434	921,864
Equity Lifestyle Properties, Inc.	3,922	249,596
LTC Properties, Inc.	11,648	485,955
Mack-Cali Realty Corp.	30,526	472,543
National Health Investors, Inc.	16,436	1,187,994
Omega Healthcare Investors, Inc.	21,635	792,490
PotlatchDeltic Corp.	14,384	761,201

PS Business Parks, Inc.	4,294	663,767
Retail Opportunity Investments Corp.	22,261	353,282
Retail Properties of America, Inc., Class A	28,782	301,635
Sabra Health Care REIT, Inc.	14,629	253,959
Sunstone Hotel Investors, Inc.(1)	35,274	439,514
Uniti Group, Inc.	21,499	237,134
		8,525,947
Food and Staples Retailing — 0.1%
SpartanNash Co.	9,900	194,337
Food Products — 0.7%
Freshpet, Inc.(1)	6,651	1,056,245
Lancaster Colony Corp.	1,853	324,942
		1,381,187
Health Care Equipment and Supplies — 3.6%
AngioDynamics, Inc.(1)	40,708	952,567
Cantel Medical Corp.(1)	6,482	517,523
Cardiovascular Systems, Inc.(1)	6,332	242,769
Cerus Corp.(1)	114,060	685,501
iRhythm Technologies, Inc.(1)	1,882	261,335
Nevro Corp.(1)	3,616	504,432
Novocure Ltd.(1)	11,461	1,514,915
NuVasive, Inc.(1)	8,122	532,478
OraSure Technologies, Inc.(1)	35,978	419,863
STAAR Surgical Co.(1)	5,399	569,109
Tactile Systems Technology, Inc.(1)	9,132	497,603
Tandem Diabetes Care, Inc.(1)	2,182	192,561
Varex Imaging Corp.(1)	38,160	781,898
		7,672,554
Health Care Providers and Services — 2.0%
Amedisys, Inc.(1)	2,982	789,604
Castle Biosciences, Inc.(1)	3,621	247,893
ModivCare, Inc.(1)	3,781	560,042
Progyny, Inc.(1)	24,038	1,069,931
Tenet Healthcare Corp.(1)	14,892	774,384
Tivity Health, Inc.(1)	34,287	765,286
		4,207,140
Health Care Technology — 1.3%
Inspire Medical Systems, Inc.(1)	3,769	780,145
Phreesia, Inc.(1)	11,963	623,272
Tabula Rasa HealthCare, Inc.(1)	12,373	569,777
Vocera Communications, Inc.(1)	18,876	725,971
		2,699,165
Hotels, Restaurants and Leisure — 2.7%
Denny's Corp.(1)	25,339	458,889
International Game Technology plc(1)	18,406	295,416
Jack in the Box, Inc.	5,137	563,940
Papa John's International, Inc.	9,120	808,397
Penn National Gaming, Inc.(1)	5,335	559,321
Scientific Games Corp., Class A(1)	11,363	437,703
SeaWorld Entertainment, Inc.(1)	9,215	457,709
Texas Roadhouse, Inc.(1)	9,723	932,825
Wingstop, Inc.	9,154	1,164,114
		5,678,314
Household Durables — 2.3%
Installed Building Products, Inc.	9,476	1,050,699

iRobot Corp.(1)	11,311	1,381,978
KB Home	5,776	268,757
Sonos, Inc.(1)	28,634	1,072,916
Tri Pointe Homes, Inc.(1)	53,712	1,093,576
		4,867,926
Household Products — 0.3%
Central Garden & Pet Co., Class A(1)	13,424	696,571
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class C	33,184	933,798
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	7,764	297,594
Insurance — 1.7%
Enstar Group Ltd.(1)	5,756	1,420,178
Goosehead Insurance, Inc., Class A	4,073	436,544
ProAssurance Corp.	17,240	461,342
Stewart Information Services Corp.	15,499	806,413
United Fire Group, Inc.	13,937	485,008
		3,609,485
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	37,344	889,907
Cars.com, Inc.(1)	51,230	663,941
EverQuote, Inc., Class A(1)	3,803	138,011
Yelp, Inc.(1)	15,117	589,563
		2,281,422
Internet and Direct Marketing Retail — 1.2%
Etsy, Inc.(1)	1,466	295,648
Shutterstock, Inc.	24,202	2,154,946
		2,450,594
IT Services — 1.5%
CSG Systems International, Inc.	31,386	1,408,918
MAXIMUS, Inc.	3,081	274,332
Rackspace Technology, Inc.(1)	67,390	1,602,534
		3,285,784
Leisure Products — 0.9%
Malibu Boats, Inc., Class A(1)	3,618	288,282
Nautilus, Inc.(1)(2)	11,309	176,873
YETI Holdings, Inc.(1)	20,244	1,461,819
		1,926,974
Life Sciences Tools and Services — 1.2%
Medpace Holdings, Inc.(1)	6,575	1,078,629
Pacific Biosciences of California, Inc.(1)	46,761	1,557,609
		2,636,238
Machinery — 2.6%
Alamo Group, Inc.	4,736	739,526
Albany International Corp., Class A	3,870	323,029
Astec Industries, Inc.	6,525	492,116
Enerpac Tool Group Corp.	27,147	709,080
Hillenbrand, Inc.	20,595	982,587
Mueller Industries, Inc.	25,631	1,059,842
Tennant Co.	5,867	468,715
Wabash National Corp.	35,729	671,705
		5,446,600
Media — 1.0%
AMC Networks, Inc., Class A(1)	14,531	772,468
Cardlytics, Inc.(1)	2,369	259,879

iHeartMedia, Inc., Class A(1)	37,051	672,476
Scholastic Corp.	15,117	455,173
		2,159,996
Metals and Mining — 2.3%
Allegheny Technologies, Inc.(1)	37,478	789,287
Cleveland-Cliffs, Inc.	51,073	1,027,078
Commercial Metals Co.	42,692	1,316,621
Kaiser Aluminum Corp.	5,907	652,723
Materion Corp.	10,503	695,719
Worthington Industries, Inc.	6,958	466,812
		4,948,240
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	6,549	203,019
Oil, Gas and Consumable Fuels — 2.6%
Delek US Holdings, Inc.	19,562	426,060
DHT Holdings, Inc.	130,273	772,519
Magnolia Oil & Gas Corp., Class A(1)	66,168	759,609
Ovintiv, Inc.	64,506	1,536,533
PBF Energy, Inc., Class A(1)	27,537	389,649
PDC Energy, Inc.(1)	19,598	674,171
SFL Corp. Ltd.	71,113	570,326
World Fuel Services Corp.	13,076	460,275
		5,589,142
Paper and Forest Products — 0.9%
Neenah, Inc.	16,741	860,153
Schweitzer-Mauduit International, Inc.	19,355	947,814
		1,807,967
Personal Products — 1.5%
Edgewell Personal Care Co.	6,052	239,659
elf Beauty, Inc.(1)	20,781	557,554
Medifast, Inc.	5,517	1,168,611
USANA Health Sciences, Inc.(1)	12,719	1,241,375
		3,207,199
Pharmaceuticals — 1.3%
Collegium Pharmaceutical, Inc.(1)	15,327	363,250
Corcept Therapeutics, Inc.(1)	30,382	722,787
Innoviva, Inc.(1)	14,183	169,487
Pacira BioSciences, Inc.(1)	17,345	1,215,711
Supernus Pharmaceuticals, Inc.(1)	12,666	331,596
		2,802,831
Professional Services — 1.3%
ASGN, Inc.(1)	10,800	1,030,752
TriNet Group, Inc.(1)	6,515	507,909
TrueBlue, Inc.(1)	20,423	449,715
Upwork, Inc.(1)	19,521	873,955
		2,862,331
Real Estate Management and Development — 0.9%
Cushman & Wakefield plc(1)	16,301	266,032
eXp World Holdings, Inc.(1)(2)	9,856	448,941
Realogy Holdings Corp.(1)	42,804	647,625
Redfin Corp.(1)	8,744	582,263
		1,944,861
Semiconductors and Semiconductor Equipment — 2.0%
Axcelis Technologies, Inc.(1)	6,731	276,577
Cirrus Logic, Inc.(1)	3,852	326,611

Enphase Energy, Inc.(1)	3,427	555,722
FormFactor, Inc.(1)	19,704	888,847
MACOM Technology Solutions Holdings, Inc.(1)	14,805	858,986
MaxLinear, Inc.(1)	15,216	518,561
Silicon Laboratories, Inc.(1)	1,080	152,356
SiTime Corp.(1)	2,316	228,358
Veeco Instruments, Inc.(1)	21,742	450,929
		4,256,947
Software — 7.3%
Alarm.com Holdings, Inc.(1)	3,202	276,589
Appfolio, Inc., Class A(1)	2,314	327,223
Box, Inc., Class A(1)	41,792	959,544
ChannelAdvisor Corp.(1)	11,457	269,812
Cloudera, Inc.(1)	108,858	1,324,802
CommVault Systems, Inc.(1)	17,544	1,131,588
Cornerstone OnDemand, Inc.(1)	5,042	219,730
Five9, Inc.(1)	5,376	840,430
HubSpot, Inc.(1)	2,181	990,632
j2 Global, Inc.(1)	7,659	918,008
Model N, Inc.(1)	23,924	842,843
Progress Software Corp.	5,999	264,316
Q2 Holdings, Inc.(1)	6,373	638,575
Qualys, Inc.(1)	6,079	636,958
RingCentral, Inc., Class A(1)	2,288	681,549
SPS Commerce, Inc.(1)	1,669	165,748
SVMK, Inc.(1)	48,010	879,543
Tenable Holdings, Inc.(1)	21,287	770,270
Varonis Systems, Inc.(1)	11,983	615,207
Workiva, Inc.(1)	5,490	484,547
Xperi Holding Corp.	56,945	1,239,693
Zendesk, Inc.(1)	6,121	811,767
Zuora, Inc., Class A(1)	18,771	277,811
		15,567,185
Specialty Retail — 5.7%
Abercrombie & Fitch Co., Class A(1)	20,075	688,773
Bed Bath & Beyond, Inc.(1)	9,595	279,694
Camping World Holdings, Inc., Class A	41,458	1,508,242
Group 1 Automotive, Inc.	3,220	508,084
Guess?, Inc.	22,759	534,837
Lumber Liquidators Holdings, Inc.(1)	38,411	964,884
MarineMax, Inc.(1)	30,841	1,522,312
National Vision Holdings, Inc.(1)	14,503	635,667
ODP Corp. (The)(1)	11,461	496,147
Rent-A-Center, Inc.	11,317	652,538
RH(1)	2,954	1,762,356
Signet Jewelers Ltd.(1)	11,782	683,120
Sleep Number Corp.(1)	11,182	1,604,505
Zumiez, Inc.(1)	7,854	336,937
		12,178,096
Technology Hardware, Storage and Peripherals — 0.4%
Diebold Nixdorf, Inc.(1)	13,928	196,803
Pure Storage, Inc., Class A(1)	25,237	543,605
		740,408
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	8,419	677,308

G-III Apparel Group Ltd.(1)	14,197	427,898
Kontoor Brands, Inc.	5,196	252,162
Oxford Industries, Inc.	9,490	829,616
Steven Madden Ltd.	22,534	839,617
		3,026,601
Thrifts and Mortgage Finance — 2.2%
Essent Group Ltd.	47,513	2,256,392
NMI Holdings, Inc., Class A(1)	41,409	978,909
Radian Group, Inc.	42,915	997,774
Walker & Dunlop, Inc.	4,062	417,330
		4,650,405
Trading Companies and Distributors — 2.7%
Applied Industrial Technologies, Inc.	2,746	250,353
Boise Cascade Co.	26,975	1,613,914
GMS, Inc.(1)	21,750	908,063
H&E Equipment Services, Inc.	22,315	847,970
Herc Holdings, Inc.(1)	10,823	1,096,695
NOW, Inc.(1)	42,947	433,335
Triton International Ltd.	11,475	631,010
		5,781,340
TOTAL COMMON STOCKS (Cost $154,668,999)		207,250,777
TEMPORARY CASH INVESTMENTS — 4.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $1,579,197), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $1,548,179)		1,548,179
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $5,264,220), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $5,161,000)		5,161,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,001,358	2,001,358
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,710,537)		8,710,537
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $923,463)	923,463	923,463
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $164,302,999)		216,884,777
OTHER ASSETS AND LIABILITIES — (1.8)%		(3,890,068)
TOTAL NET ASSETS — 100.0%		$212,994,709

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	27	June 2021	$3,000,375	$49,086
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,287,187. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,303,111, which includes securities collateral of $379,648.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	207,250,777	—	—
Temporary Cash Investments	2,001,358	6,709,179	—
Temporary Cash Investments - Securities Lending Collateral	923,463	—	—
	210,175,598	6,709,179	—
Other Financial Instruments
Futures Contracts	49,086	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.